Significant Accounting Policies - Schedule of wholly owned subsidiaries (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
GP GreenPower Industries Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Holding Company
GreenPower Motor Company, Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus manufacturing and distribution
0939181 BC Ltd.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus Sales and leasing
San Joaquin Valley Equipment Leasing, Inc.(formerly Utah Manganese, Inc.)
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus leasing
0999314 BC Ltd.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Inactive